Finance Costs - Net (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Finance Costs-Net

(in millions of Euros)	Three months ended June 30, 2018	Three months ended June 30, 2017	Six months ended June 30, 2018	Six months ended June 30, 2017
Interest received	1	2	3	3

Finance income	1	2	3	3

Interest expense on borrowings paid or payable(A)	(30)	(38)	(58)	(79)
Expenses on factoring arrangements paid or payable	(5)	(4)	(9)	(8)
Net loss on settlement of debt(B)	—	—	—	(13)
Realized and unrealized gains / (losses) on debt derivatives at fair value(C)	23	(47)	16	(55)
Realized and unrealized exchange (losses) / gains on financing activities—net(C)	(22)	52	(11)	63
Other finance expenses(D)	(3)	(6)	(13)	(8)
Capitalized borrowing costs(E)	—	2	2	4

Finance expense	(37)	(41)	(73)	(96)

Finance costs – net	(36)	(39)	(70)	(93)

(A)	For the six months ended June 30, 2018, the Group incurred (i) €56 million of interest related to Constellium N.V. Senior Notes and (ii) €2 million of interest expense and fees related to the Pan US ABL Facility.

For the six months ended June 30, 2017, the Group incurred (i) €69 million of interest related to Constellium N.V. Senior Notes, (ii) €7 million of interest related to the Muscle Shoals Senior Notes and (iii) €3 million of interest expense and fees related to the Muscle Shoals and Ravenswood ABL Facilities.

(B)	For the six months ended June 30, 2017, net loss on settlement of debt relates to the Muscle Shoals Senior Notes redemption on February 16, 2017.
(C)	The Group hedges the dollar exposure relating to the principal of its Constellium N.V. U.S. Dollar Senior Notes, for the portion that has not been used to finance directly or indirectly U.S. Dollar functional currency entities. Changes in the fair value of these hedging derivatives are recognized within Finance costs – net in the Unaudited Condensed Interim Consolidated Income Statement and largely offset the unrealized results related to Constellium N.V. U.S. Dollar Senior Notes revaluation.
(D)	For the six months ended June 30, 2018, other finance expenses include a €6 million net loss resulting from the modification of our loan to Constellium-UACJ in February 2018.
(E)	Borrowing costs directly attributable to the construction of assets are capitalized. The capitalization rate used for the six months ended June 30, 2018 was 6% (7% for the six months ended June 30, 2017).